Decommissioning and other provisions - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Decommissioning and restoration
Disclosures Of Decommissioning And Other Provisions [Line Items]
Discount rate applied to provision	4.50%	4.50%
Percentage increase in discount rate assumption	0.50%
Percentage decrease in discount rate assumption		0.50%
Decrease in provision due to increase in discount rate assumption	$ 0.9	$ 0.9
Onerous contracts
Disclosures Of Decommissioning And Other Provisions [Line Items]
Increase in provision due to decrease in discount rate assumption	$ 1.1	$ 1.0